Warrants - Schedule of Public and private placement warrants outstanding (Detail) - $ / shares		9 Months Ended
	Aug. 16, 2021	Sep. 30, 2021	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Outstanding
Exercise price of warrants		$ 5.33
Expiration date	Aug. 31, 2028	Mar. 19, 2031
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Outstanding		5,833,333	0
Exercise price of warrants		$ 11.50
Expiration date		Aug. 24, 2026
Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Outstanding		181,667	0
Exercise price of warrants		$ 11.50
Expiration date		Aug. 24, 2026